Note 5 - Trade Accounts Receivable - Provision for Credit Losses (Details) $ in Thousands	12 Months Ended
Jan. 31, 2021 USD ($)
Balance	$ 2,003
Current period provision for expected losses	1,681
Write-offs charged against the provision	(1,418)
Effect of movements in foreign exchange	64
Balance	$ 2,330